Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 15, 2012
Document And Entity Information
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		45,337,092
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 359,824	$ 953,867
Prepaid expenses and other current assets	41,756	74,189
Total Current Assets	401,580	1,028,056
PropertyPlantAndEquipmentNet	88,751	97,568
OTHER ASSETS
Intangible assets - net	431,104	346,009
TOTAL ASSETS	921,435	1,471,633
CURRENT LIABILITIES
Accounts payable	139,833	56,459
Accounts payable - related party	22,628	9,760
Accrued expenses	75,965	49,793
TOTAL LIABILITIES	238,426	116,012
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized. No shares issued or outstanding.
Common stock $0.001 par value, 100,000,000 authorized, 45,337,092 and 43,966,042 issued and outstanding at December 31, 2011 and December 31, 2010	45,337	43,966
Additional paid-in-capital	24,513,000	21,704,361
Accumulated deficit	(15,827)	(15,827)
Deficit accumulated during development stage	(23,859,501)	(20,376,879)
TOTAL STOCKHOLDERS EQUITY	683,009	1,355,621
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 921,435	$ 1,471,633

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued or outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued and outstanding	45,337,092	43,966,042

Statements of Operations (Unaudited) (USD $)	12 Months Ended		96 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
NET SALES		$ 3,200	$ 3,200
COST AND EXPENSE
Research and development	1,682,557	1,709,171	10,664,441
General and administrative	1,633,786	2,006,900	12,985,150
TOTAL COST AND EXPENSE	3,316,343	3,716,071	23,649,591
LOSS FROM OPERATIONS	(3,316,343)	(3,712,871)	(23,646,391)
OTHER INCOME (EXPENSE)
Interest income	375	196	30,498
Dividend income			1,551
Realized gain on investment			3,911
Realized gain on disposal of assets			637
Litigation settlement			(47,500)
Interest expense and commitment fee	(166,654)	(557)	(202,207)
NET LOSS	$ (3,482,622)	$ (3,713,232)	$ (23,859,501)
Basic and Diluted Loss per Share	$ (0.08)	$ (0.09)
Basic and Diluted Weighted Average Number of Shares	44,386,149	42,253,450

Statement of Stockholder's Equity (USD $)	Common Stock In July 2004	Common Stock In August 2004	Common Stock In December 2004	Common Stock In April 2005	Common Stock In August 2005, valued at $2.79 per share	Common Stock In August 2005, valued at $2.92 per share	Common Stock In February 2006	Common Stock In May 2006	Common Stock In June 2006	Common Stock In November 2006	Common Stock In February 2007	Common Stock In March 2007	Common Stock In April 2007	Common Stock In October 2007, valued at $0.68 per share	Common Stock In October 2007, valued at $0.90 per share	Common Stock In November 2007	Common Stock In March 2008	Common Stock In August 2008	Common Stock At $0.25 per share	Common Stock At $0.25 per share, pursant to November 2008 adjusted stock offering	Common Stock At $0.50 per share	Common Stock In January 2009	Common Stock At $0.001 per share	Common Stock At $1.00 per share	Common Stock In July 2009	Common Stock In August 2010	Common Stock In December 2010	Common Stock At $0.345 per share	Common Stock In November 2010	Common Stock In March 2011	Common Stock In June 2011	Common Stock At $0.60 per share	Common Stock In September 2011	Common Stock In May 2011 through August 2011	Common Stock	Paid-In Capital In July 2004	Paid-In Capital In August 2004	Paid-In Capital In December 2004	Paid-In Capital In April 2005	Paid-In Capital In May 2005	Paid-In Capital In August 2005, valued at $2.79 per share	Paid-In Capital In August 2005, valued at $2.92 per share	Paid-In Capital In February 2006	Paid-In Capital In May 2006	Paid-In Capital In June 2006	Paid-In Capital In November 2006	Paid-In Capital In February 2007	Paid-In Capital In March 2007	Paid-In Capital In April 2007	Paid-In Capital In October 2007, valued at $0.68 per share	Paid-In Capital In October 2007, valued at $0.90 per share	Paid-In Capital In November 2007	Paid-In Capital In March 2008	Paid-In Capital In August 2008	Paid-In Capital At $0.25 per share	Paid-In Capital At $0.25 per share, pursant to November 2008 adjusted stock offering	Paid-In Capital At $0.50 per share	Paid-In Capital In January 2009	Paid-In Capital At $1.00 per share	Paid-In Capital In July 2009	Paid-In Capital In August 2010	Paid-In Capital In December 2010	Paid-In Capital At $0.345 per share	Paid-In Capital In November 2010	Paid-In Capital In March 2011	Paid-In Capital In June 2011	Paid-In Capital In September 2005	Paid-In Capital In October 2005	Paid-In Capital In December 2005	Paid-In Capital In February 2006, valued at $1.01 per share	Paid-In Capital In February 2006, valued at $1.09 per share	Paid-In Capital In April 2007, valued at $0.69 per share	Paid-In Capital In April 2007, valued at $0.63 per share	Paid-In Capital In May 2007	Paid-In Capital In October 2007, valued at $0.61 per share	Paid-In Capital In October 2007, valued at $0.78 per share	Paid-In Capital In December 2007	Paid-In Capital In May 2008	Paid-In Capital In November 2008	Paid-In Capital In January 2008	Paid-In Capital In July 2008	Paid-In Capital In February 2009	Paid-In Capital In June 2009	Paid-In Capital In January 2010	Paid-In Capital In March 2010	Paid-In Capital In April 2011	Paid-In Capital In May 2011	Paid-In Capital At $0.60 per share	Paid-In Capital In May 2011 through August 2011	Paid-In Capital	Subscription Receivable / Receivable for Issuance of Common Stock	Deferred Charges In March 2007	Deferred Charges In March 2008	Deferred Charges	Unrealized Loss On Securities	Accumulated Deficit	Deficit Accumulated During Development Stage	Paid-In Capital In January 2010, valued at $1.83	In September 2011 At $1.45	Paid-In Capital In December 2011	Paid-In Capital In November 2011, valued at $0.53 per share	Total
Beginning Equity Balance (Equity) at Dec. 31, 2002																																			$ 1
Beginning Balance (Shares) at Dec. 31, 2002																																			100
Retroactive recapitalization upon reverse acquisition (Equity)																																			706																																																							(706)
Retroactive recapitalization upon reverse acquisition (Shares)																																			706,973
Ending Balance (Equity) at Dec. 31, 2003																																			707																																																							(706)						(15,827)						(15,826)
Ending Balance (Shares) at Dec. 31, 2003																																			707,073
Common stock issued to founders (Equity)																																			13,293																																																							(13,293)
Common stock issued to founders (Shares)																																			13,292,927
Common stock issued for future services (Equity)	1,600	638																																		254,400	74,362																																																																	331,000
Common stock issued for future services (Shares)	1,600,000	637,500
Common stock issued at merger (Equity)																																			2,000																																																							(2,000)
Common stock issued at merger (Shares)																																			2,000,000
Conversion of note payable (Equity)			187																																			29,813																																																																30,000
Conversion of note payable (Shares)			187,500
Net income/(loss) for the period																																																																																																	(722,146)					(722,146)
Ending Balance (Equity) at Dec. 31, 2004																																			18,425																																																							342,576						(15,827)	(722,146)					(376,972)
Ending Balance (Shares) at Dec. 31, 2004																																			18,425,000
Common stock issued for future services (Equity)					210	200																																			585,290	583,800																																																												1,169,500
Common stock issued for future services (Shares)					210,000	200,000
Conversion of note payable (Equity)																																			3,119					495,881																																																														499,000
Conversion of note payable (Shares)																																			3,118,750
Common stock issued in private placement (Equity)				4,000																																			996,000																																																															1,000,000
Common stock issued in private placement (Shares)				4,000,000
Subscription receivable																																																																																											(6,500)											(6,500)
Warrants issued for services																																								37,000																											24,200	15,900																																		77,100
Warrants issued for future services																																																																					435,060																																	435,060
Deferred charges for common stock issued for future services																																																																																														(584,000)								(584,000)
Amortization of deferred charges																																																																																														265,455								265,455
Exercise of warrants (Equity)																																			300																																																							74,700												75,000
Exercise of warrants (Shares)																																			300,000
Net income/(loss) for the period																																																																																																	(1,721,765)					(1,721,765)
Ending Balance (Equity) at Dec. 31, 2005																																			26,254																																																							3,590,407	(6,500)			(318,545)		(15,827)	(2,443,911)					831,878
Ending Balance (Shares) at Dec. 31, 2005																																			26,253,750
Common stock issued for future services (Equity)							300	400	25	60																																	269,700	619,600	36,225	29,340																																																								955,650
Common stock issued for future services (Shares)							300,000	400,000	25,000	60,000
Common stock issued in private placement (Equity)																					850																																																																					424,150												425,000
Common stock issued in private placement (Shares)																					850,000
Subscription receivable																																																																																											6,500											6,500
Warrants issued for services																																																																			66,500																																			66,500
Warrants issued for future services																																													465,996																																																									465,996
Amortization of deferred charges																																																																																														318,545								318,545
Options issued for services																																																																						428,888																																428,888
Contributed capital related to accrued interest																																																																																										35,624												35,624
Unrealized gain (loss) on securities																																																																																															(26,000)							(26,000)
Net income/(loss) for the period																																																																																																	(2,933,809)					(2,933,809)
Ending Balance (Equity) at Dec. 31, 2006																																			27,889																																																							5,966,430					(26,000)	(15,827)	(5,377,720)					574,772
Ending Balance (Shares) at Dec. 31, 2006																																			27,888,750
Common stock issued for future services (Equity)											152	1,000																																			106,098	579,000																																																						686,250
Common stock issued for future services (Shares)											151,785	1,000,000
Common stock issued in private placement (Equity)																					2,482											1,768																									1,238,518																															1,058,756														2,301,524
Common stock issued in private placement (Shares)																					2,482,000											1,767,540
Warrants issued for services																																																52,180																			36,370					293,476	140,490	52,946	61,449	52,292	1,159																									690,362
Warrants issued for future services																																																	348,000																																																					348,000
Deferred charges for common stock issued for future services																																																																																												(928,000)										(928,000)
Common stock issued for services and settlement for accounts payable (Equity)													100																																																																													34,900												35,000
Common stock issued for services and settlement for accounts payable (Shares)													100,000
Common stock issued for services (Equity)														150	150	400																																		101,850	134,850	287,600																																																		525,000
Common stock issued for services (Shares)														150,000	150,000	400,000
Amortization of deferred charges																																																																																														773,333								773,333
Options issued for services																																																				41,653																		17,589	43,757																															102,999
Unrealized gain (loss) on securities																																																																																															(32,610)							(32,610)
Common stock subscription rescinded (Equity)																					(400)																																																																					(199,600)												(200,000)
Common stock subscription rescinded (Shares)																					(400,000)
Net income/(loss) for the period																																																																																																	(4,223,449)					(4,223,449)
Ending Balance (Equity) at Dec. 31, 2007																																			33,690																																																							10,449,763						(15,827)	(9,601,169)					653,180
Ending Balance (Shares) at Dec. 31, 2007																																			33,690,075
Common stock issued in private placement (Equity)																																690																																																								413,310														414,000
Common stock issued in private placement (Shares)																																690,001
Warrants issued for services																																																10,885																			27,014					121,713	48,738	31,444			12,487	976,193																								1,228,474
Warrants issued for future services																																																					332,000																																								(332,000)
Common stock issued for services (Equity)																	100	200																																			74,900	359,800																																																435,000
Common stock issued for services (Shares)																	100,000	200,000
Amortization of deferred charges																																																																																														431,337								431,337
Exercise of warrants (Equity)																			320	641	270																																		79,680	159,629	134,730																																													375,270
Exercise of warrants (Shares)																			320,000	641,080	270,000
Options issued for services																																																				286,803		525,263																									6,439	30,750	114,519																					963,774
Receivable for the issuance of common stock																																																																																											(12,500)											(12,500)
Realized loss reclassification																																																																																															58,610							58,610
Net income/(loss) for the period																																																																																																	(4,340,607)					(4,340,607)
Ending Balance (Equity) at Dec. 31, 2008																																			35,911																																																							14,196,060	(12,500)			(55,330)		(15,827)	(13,941,776)					206,538
Beginning Balance (Shares) at Dec. 31, 2008																																			35,911,156
Common stock issued in private placement (Equity)																																			2,480																																																852,520																			855,000
Common stock issued in private placement (Shares)																																			2,479,500
Warrants issued for services																																																																																			177,881																			177,881
Common stock issued for services and settlement for accounts payable (Equity)																						100													145																							24,900																									49,855																			75,000
Common stock issued for services and settlement for accounts payable (Shares)																						100,000													145,000
Common stock issued for services (Equity)																						100			100										116																							57,900		74,900																							39,884																			173,000
Common stock issued for services (Shares)																						100,000			100,000										116,000
Amortization of deferred charges																																																																																														55,330								55,330
Exercise of warrants (Equity)																							400	355																																1,279			354,646																				318,555																							675,234
Exercise of warrants (Shares)																							400,000	355,000																																1,279,336
Options issued for services																																																				199,234		623,246				13,136																					61,346	13,583	67,838	9,583	21,085																			1,009,051
Rights to purchase shares																																																										132,058																																												132,058
Exercise of purchase right agreement (Equity)																						181
Exercise of purchase right agreement (Shares)																						180,550																																				44,957
Contribution of accrued payroll																																																																																		52,129																				52,129
Payment for issuance of common stock																																																																																											12,500											12,500
Net income/(loss) for the period																																																																																																	(2,721,871)					(2,721,871)
Ending Balance (Equity) at Dec. 31, 2009																																			41,167																																																							17,385,295						(15,827)	(16,663,647)					746,988
Ending Balance (Shares) at Dec. 31, 2009																																			41,166,542
Common stock issued in private placement (Equity)																																			1,500																								1,498,500																																											1,500,000
Common stock issued in private placement (Shares)																																			1,500,000
Subscription receivable
Warrants issued for services																																																																																				580,167	214,063					213,459												1,007,689
Common stock issued for services and settlement for accounts payable (Equity)
Common stock issued for services (Equity)																										4	10		5																																5,996	11,990		4,645																																						22,650
Common stock issued for services (Shares)																										4,800	10,000		5,000
Amortization of deferred charges
Exercise of warrants (Equity)																			947		25			283				10																											235,853		12,475		282,218				3,440																																							539,000
Exercise of warrants (Shares)																			947,200		25,000			282,500				10,000
Exercise of options (Equity)																			15																																				3,735																																															3,750
Exercise of options (Shares)																			15,000
Options issued for services																																																				174,866		643,812							27,434	286,002																	31,478	14,873	74,061																					1,252,526
Contribution of accrued payroll
Common stock issued to institutional investor (Equity)
Net income/(loss) for the period																																																																																																	(3,713,232)					(3,713,232)
Ending Balance (Equity) at Dec. 31, 2010																																			43,996																																																							21,704,361						(15,827)	(20,376,879)					1,355,621
Ending Balance (Shares) at Dec. 31, 2010																																			43,966,042
Common stock issued in private placement (Equity)																								1,000																																			999,000																																											1,000,000
Common stock issued in private placement (Shares)																								1,000,000
Subscription receivable
Warrants issued for services																																																																																				36,585	64,983	109,820												306,765		1,288		303,758
Common stock issued for services and settlement for accounts payable (Equity)
Common stock issued for services (Equity)																														10	10		10	2																															14,490	10,390																							2,161										14,490			41,563
Common stock issued for services (Shares)																														10,000	10,000		10,000	2,018
Amortization of deferred charges
Exercise of warrants (Equity)
Options issued for services																																																						383,881							65,447	212,136																	26,648	285	39,829						79,702		17,204											53,124	4,384	628,911
Contribution of accrued payroll
Common stock issued for commitment shares (Equity)																																			151																																																							162,746												162,896
Common stock issued for commitment shares (Shares)																																			150,830
Common stock issued to institutional investor (Equity)																																			185																																																							199,815												200,000
Common stock issued to institutional investor (Shares)																																			185,185
Common stock issued for additional commitment shares (Equity)																																			3																																																							3,467												3,470
Common stock issued for additional commitment shares (Shares)																																			3,017
Net income/(loss) for the period																																																																																																	(3,482,622)					(3,482,622)
Ending Balance (Equity) at Dec. 31, 2011																																			$ 45,337																																																							$ 24,513,000						$ (15,827)	$ (23,859,501)					$ 683,009
Ending Balance (Shares) at Dec. 31, 2011																																			45,337,092

Statement of Stockholder's Equity (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2004 In July 2004	Dec. 31, 2004 In August 2004	Dec. 31, 2004 In December 2004	Dec. 31, 2005 In April 2005	Dec. 31, 2005 In May 2005	Dec. 31, 2005 In August 2005, valued at $2.79 per share	Dec. 31, 2005 In August 2005, valued at $2.92 per share	Dec. 31, 2005 In September 2005	Dec. 31, 2005 In October 2005	Dec. 31, 2005 In December 2005	Dec. 31, 2006 In February 2006	Dec. 31, 2006 In February 2006, valued at $1.01 per share	Dec. 31, 2006 In February 2006, valued at $1.09 per share	Dec. 31, 2006 In May 2006	Dec. 31, 2006 In June 2006	Dec. 31, 2006 In November 2006	Dec. 31, 2007 In February 2007	Dec. 31, 2007 In March 2007	Dec. 31, 2007 In April 2007	Dec. 31, 2007 In October 2007, valued at $0.68 per share	Dec. 31, 2007 In October 2007, valued at $0.90 per share	Dec. 31, 2007 In November 2007	Dec. 31, 2008 In March 2008	Dec. 31, 2008 In August 2008	Dec. 31, 2008 At $0.25 per share	Dec. 31, 2009 At $0.25 per share, pursant to November 2008 adjusted stock offering	Dec. 31, 2008 At $0.25 per share, pursant to November 2008 adjusted stock offering	Dec. 31, 2008 At $0.50 per share	Dec. 31, 2007 At $0.50 per share	Dec. 31, 2009 In January 2009	Dec. 31, 2009 At $0.001 per share	Dec. 31, 2009 In July 2009	Dec. 31, 2010 In August 2010	Dec. 31, 2010 In December 2010	Dec. 31, 2010 At $0.345 per share	Dec. 31, 2010 In November 2010	Dec. 31, 2011 In March 2011	Dec. 31, 2011 In June 2011	Dec. 31, 2007 In April 2007, valued at $0.69 per share	Dec. 31, 2007 In April 2007, valued at $0.63 per share	Dec. 31, 2007 In May 2007	Dec. 31, 2007 In October 2007, valued at $0.61 per share	Dec. 31, 2007 In October 2007, valued at $0.78 per share	Dec. 31, 2007 In December 2007	Dec. 31, 2008 In May 2008	Dec. 31, 2008 In December 2008	Dec. 31, 2008 In November 2008	Dec. 31, 2008 In January 2008	Dec. 31, 2008 In July 2008	Dec. 31, 2009 In February 2009	Dec. 31, 2009 In June 2009	Dec. 31, 2010 In January 2010	Dec. 31, 2010 In March 2010	Dec. 31, 2011 In January 2011	Dec. 31, 2011 In April 2011	Dec. 31, 2011 In May 2011	Dec. 31, 2008 At $0.60 per share	Dec. 31, 2007 At $0.60 per share	Dec. 31, 2011 InMay2011toAugust2011Member
Common stock issued for future services, value				$ 1,600	$ 638				$ 210	$ 200				$ 300			$ 400	$ 25	$ 60	$ 152	$ 1,000
Common stock issued for future services, value per share				$ 0.16	$ 0.12				$ 2.79	$ 2.92				$ 0.9			$ 1.55	$ 1.45	$ 0.49	$ 0.7	$ 0.58
Conversion of note payable, value						187		3,119
Conversion of note payable, value per share						$ 0.16		$ 0.16
Common stock issued in private placement, value	1,000		850				4,000																									2,842					1,500																	2,480						690	1,768
Common stock issued in private placement, value per share	$ 1		$ 0.5				$ 0.25																									$ 0.5					$ 1																	$ 0.34						$ 0.6	$ 0.6
Warrants issued for services, vested during 2005, value								37,000			24,200	15,900	435,060
Warrants issued for services, vested during 2005, value per share								$ 1.13			$ 1.45	$ 0.53	$ 1.45
Warrants issued for services in September 2005, vested during 2006, value			66,500
Warrants issued for services in September 2005, vested during 2006, value per share			$ 1.45
Warrants issued for services, vested during 2007, value		36,370																			52,180																					293,476	140,490	52,946	61,449	52,292	1,159
Warrants issued for services, vested during 2007, value per share		$ 1.45																			$ 0.63																					$ 0.69	$ 0.63	$ 0.56	$ 0.61	$ 0.78	$ 0.55
Warrants issued for services in September 2005, vested during 2008, value																																																	27,014
Warrants issued for services in September 2005, vested during 2008, value per share																																																	$ 1.45
Warrants issued for services, vested during 2008, value																																																976,193
Warrants issued for services, vested during 2008, value per share																																																$ 1.63
Warrants issued for services in March 2007, vested during 2008, value																																																	10,885
Warrants issued for services in March 2007, vested during 2008, value per share																																																	$ 0.63
Warrants issued for services in April 2007, vested during 2008, value																																																	48,738	121,713
Warrants issued for services in April 2007, vested during 2008, value per share																																																	$ 0.63	$ 0.69
Warrants issued for services in May 2007, vested during 2008, value																																																	31,444
Warrants issued for services in May 2007, vested during 2008, value per share																																																	$ 0.56
Warrants issued for services in December 2007, vested during 2008, value																																																	12,487
Warrants issued for services in December 2007, vested during 2008, value per share																																																	$ 0.55
Warrants issued for services, vested through September 2008, value																																																	332,000
Warrants issued for services, vested through September 2008, value per share																																																	$ 0.83
Warrants issued for services, vested during 2009, value																																																						177,881
Warrants issued for services, vested during 2009, value per share																																																						$ 0.85
Warrants issued for services in June 2009, vested during 2010, value																																					213,459
Warrants issued for services in June 2009, vested during 2010, value per share																																					$ 0.85
Warrants issued for services, vested during 2010, value																																																							580,167	214,063
Warrants issued for services, vested during 2010, value per share																																																							$ 1.83	$ 1.86
Warrants issued for services in January 2010, vested during 2011, value	36,585
Warrants issued for services in January 2010, vested during 2011, value per share	$ 1.83
Warrants issued for services in March 2010, vested during 2011, value	64,983
Warrants issued for services in March 2010, vested during 2011, value per share	$ 1.86
Warrants issued for services, vested during 2011, value	1,288																																																								36,585	109,820
Warrants issued for services, vested during 2011, value per share	$ 1.05																																																								$ 1.05	$ 0.98
Deferred charges for common stock issued for future services, value										(584,000)											(928,000)
Deferred charges for common stock issued for future services, value per share										$ 2.92											$ 0.58
Common stock issued for services and settlement for accounts payable, value																						100											100																					145
Common stock issued for services and settlement for accounts payable, value per share																						$ 0.35											$ 0.25																					$ 0.34
Common stock issued for services, value	10																						150	150	400		200						100		100	4	10		5	10	10													116					2			2
Common stock issued for services, value per share	$ 1.45																						$ 0.68	$ 0.9	$ 0.72		$ 1.8						$ 0.58		$ 0.75	$ 1.25	$ 1.2		$ 0.93	$ 1.45	$ 1.04													$ 0.34					$ 1.07			$ 1.25
Exercise of warrants, value													300															320			270		355	400		25	947	10																	283
Exercise of warrants, value per share													$ 0.25															$ 0.25			$ 0.5		$ 1	$ 0.001		$ 0.5	$ 0.25	$ 0.345																	$ 1
Exercise of warrants, pursuant to November 2008 adjusted stock offering, value																													1,279	641
Exercise of warrants, pursuant to November 2008 adjusted stock offering, value per share																													$ 0.25	$ 0.25
Options issued for services, vested during 2006, value															428,888
Options issued for services, vested during 2006, value per share															$ 1.01
Options issued for services in February 2006, vested during 2007, value															17,589	43,757									41,653
Options issued for services in February 2006, vested during 2007, value per share															$ 1.01	$ 1.09									$ 0.6
Options issued for services in November 2007, vested during 2008, value																																																	286,803
Options issued for services in November 2007, vested during 2008, value per share																																																	$ 0.6
Options issued for services, vested during 2008, value																											525,263																							6,439	30,750	114,519
Options issued for services, vested during 2008, value per share																											$ 1.36																							$ 0.5	$ 0.6	$ 1.48
Options issued for services in November 2007, vested during 2009, value																																	199,234
Options issued for services in November 2007, vested during 2009, value per share																																	$ 0.6
Options issued for services in January 2008, vested during 2009, value																																	13,583
Options issued for services in January 2008, vested during 2009, value per share																																	$ 0.6
Options issued for services in July 2008, vested during 2009, value																																	67,838
Options issued for services in July 2008, vested during 2009, value per share																																	$ 1.48
Options issued for services in August 2008, vested during 2009, value																																	623,246
Options issued for services in August 2008, vested during 2009, value per share																																	$ 1.36
Options issued for services in November 2008, vested during 2009, value																																	61,346
Options issued for services in November 2008, vested during 2009, value per share																																	$ 0.5
Options issued for services, vested during 2009, value																																	13,136																				9,583	21,085
Options issued for services, vested during 2009, value per share																																	$ 0.53																				$ 0.38	$ 0.85
Options issued for services in January 2008, vested during 2010, value																																					14,873
Options issued for services in January 2008, vested during 2010, value per share																																					$ 0.6
Options issued for services in July 2008, vested during 2010, value																																					74,061
Options issued for services in July 2008, vested during 2010, value per share																																					$ 1.48
Options issued for services in August 2008, vested during 2010, value																																					643,812
Options issued for services in August 2008, vested during 2010, value per share																																					$ 1.36
Options issued for services in November 2008, vested during 2010, value																																					31,478
Options issued for services in November 2008, vested during 2010, value per share																																					$ 0.5
Options issued for services in November 2007, vested during 2010, value																																					174,866
Options issued for services in November 2007, vested during 2010, value per share																																					$ 0.6
Options issued for services, vested during 2010, value																																				27,434	286,002
Options issued for services, vested during 2010, value per share																																				$ 1.31	$ 1.14
Options issued for services in January 2008, vested during 2011, value																																																									285
Options issued for services in January 2008, vested during 2011, value per share																																																									$ 0.6
Options issued for services in July 2008, vested during 2011, value																																																									39,829
Options issued for services in July 2008, vested during 2011, value per share																																																									$ 1.48
Options issued for services in August 2008, vested during 2011, value																																																									383,881
Options issued for services in August 2008, vested during 2011, value per share																																																									$ 1.36
Options issued for services in November 2008, vested during 2011, value																																																									26,648
Options issued for services in November 2008, vested during 2011, value per share																																																									$ 0.5
Options issued for services in August 2010, vested during 2011, value																																																									65,447
Options issued for services in August 2010, vested during 2011, value per share																																																									$ 1.31
Options issued for services in December 2010, vested during 2011, value																																																									212,136
Options issued for services in December 2010, vested during 2011, value per share																																																									$ 1.14
Options issued for services, vested during 2011, value	53,124																																																										79,702			17,204
Options issued for services, vested during 2011, value per share	$ 0.82																																																										$ 0.97			$ 0.82
Exercise of options, value																												15
Exercise of options, value per share																												$ 0.25
Warrants issued for future services, vested during 2006, value																		465,996
Warrants issued for future services, vested during 2006, value per share																		$ 1.55
Warrants issued for future services, vested during 2007, value																						348,000
Warrants issued for future services, vested during 2007, value per share																						$ 0.7
Warrants issued for future services, vested through September 2008, value																										332,000
Warrants issued for future services, vested through September 2008, value per share																										$ 0.83
Common stock subscription rescinded, value																																															(400)
Common stock subscription rescinded, value per share																																															$ 0.5
Right to purchase, vested during 2009, value																																	132,058
Right to purchase, vested during 2009, value per share																																	$ 0.33
Exercise of purchase right agreement, value																																	181
Exercise of purchase right agreement, value per share																																	$ 0.25
Common stock issued for commitment shares, value																																									151
Common stock issued for commitment shares, value per share																																									$ 1.08
Common stock issued to institutional investor, value																																									185
Common stock issued to institutional investor, value per share																																									$ 1.08
Common stock issued for additional commitment shares, value																																									$ 3
Common stock issued for additional commitment shares, value per share																																									$ 1.15

Statements of Cash Flow (Unaudited) (USD $)	12 Months Ended		96 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,482,622)	$ (3,713,232)	$ (23,859,501)
Adjustment to reconcile net loss to net cash used in operating activities
Amortization of deferred charges			4,392,456
Amortization of prepaid expenses		37,500	75,000
Warrants issued for services	519,441	1,007,689	3,767,447
Stock options issued for services	882,640	1,252,526	4,973,378
Common stock issued for services and fees	207,929	22,650	1,323,871
Purchase right agreement amortization			132,058
Depreciation and amortization of patents	35,394	30,166	143,427
Realized gain on investments			(3,911)
Realized gain on disposal of assets			(637)
(Increase) decrease in assets
Receivables			(30,461)
Prepaid expenses and other current assets	32,433	(58,316)	(41,756)
Increase (decrease) in liabilities
Accounts payable	83,374	(14,271)	272,748
Accounts payable - related party	12,868	(2,361)	22,628
Accrued expenses	26,172	968	62,579
Net cash used in operating activities	(1,682,371)	(1,436,681)	(8,770,674)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(93,778)	(84,794)	(439,787)
Proceeds from sale of available for sale securities			203,911
Proceeds from receipt of note receivable			100,000
Purchase of available for sale securities			(200,000)
Purchase of equipment, furniture and leasehold improvements	(17,894)	(23,647)	(186,245)
Net cash used in investing activities	(111,672)	(108,441)	(522,121)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement	1,000,000	1,500,000	7,495,524
Common stock rescinded, private placement			(200,000)
Issuance of common stock, exercise of options and warrants		539,000	1,577,004
Issuance of common stock, exercise of purchase right agreement			45,138
Issuance of common stock, institutional investor	200,000		200,000
Repayment of notes payable			(14,970)
Proceeds from subscription receivable			19,000
Advances to stockholders			(4,933)
Proceeds from convertible notes			529,000
Advances from officers			1,498
Net cash provided by financing activities	1,200,000	2,039,000	9,647,261
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(594,043)	493,878	354,466
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	953,867	459,989	5,358
CASH AND CASH EQUIVALENTS - END OF PERIOD	359,824	953,867	359,824
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION - CASH PAID DURING THE PERIOD FOR:
Interest	288	557	23,232
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in exchange for deferred charges			3,142,400
Warrants issued in exchange for deferred charges			1,581,056
Common stock issued as settlement for accounts payable			74,708
Increase (decrease) in fair value of investment securities
Accrued interest contributed as capital			35,624
Common stock issued in the conversion of notes payable			529,000
Acquisition of automobile through loan payable			24,643
Common stock issued upon exercise of a warrant in exchange for receivable			75,000
Insurance company pay off of note payable			9,673
Receivable for issuance of common stock			10,000
Contribution of officer accrued payroll			52,129
Common stock issued for prepaid expense			$ 75,000

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

NOTE 1- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

History and Nature of Business

Lightwave Logic, Inc., formerly Third-Order Nanotechnologies, Inc., formerly PSI-Tec Holdings, Inc., formerly Eastern Idaho Internet Service, Inc. (the “Company”) was organized under the laws of the State of Nevada in 1997. The Company was engaged in the business of marketing internet services until June 30, 1998, at which time the principal assets of the business were sold and operations were discontinued. The Company was inactive until the acquisition of PSI-TEC Corporation (“PSI-TEC”) on July 14, 2004, at which time the name was changed to PSI-TEC Holdings, Inc.

Development Stage

PSI-TEC was incorporated in 1995 under the laws of the State of Delaware. PSI-TEC primarily conducted research for the United States Government under a contract, which expired in 2003. Beginning January 1, 2004, PSI-TEC was engaged in the development of electro-optic polymers for application in the electro-optic device markets. PSI-TEC is considered a development stage company as defined in Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 915 “Development Stage Entities” from the inception of the development stage on January 1, 2004.

Merger

On July 14, 2004, the Company acquired PSI-TEC. Under the terms of the merger agreement, the stockholders of PSI-TEC received 15,600,000 shares of common stock in exchange for its 2,206,280 shares. Following the merger, the Company changed its name to PSI-TEC Holdings, Inc. Under accounting principles generally accepted in the United States, the share exchange is considered to be a capital transaction in substance rather than a business combination. That is, the share exchange is equivalent to the issuance of stock by PSI-TEC Holdings, Inc. for the net monetary assets of PSI-TEC, accompanied by a recapitalization, and is accounted for as a change of capital structure. Accordingly, the accounting for the share exchange was identical to that resulting from a reverse acquisition, except no goodwill was recorded. Under reverse takeover accounting, the post-reverse acquisition comparative historical financial statements of the legal acquirer, PSI-TEC Holdings, Inc., are those of the legal acquiree, PSI-TEC, which is considered to be the accounting acquirer. On October 20, 2006, PSI-TEC Holdings, Inc. and PSI-TEC merged and changed its name to Third-Order Nanotechnologies, Inc. On March 10, 2008, Third-Order Nanotechnologies, Inc. changed its name to Lightwave Logic, Inc.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future, actual results could differ from the estimates.

Cash Equivalents

For the purposes of the statement of cash flows, the Company considers all highly liquid instruments with maturities of three months or less at the time of purchase to be cash equivalents.

Concentration of Credit Risk

Certain financial instruments potentially subject the Company to concentrations of credit risk. These financial instruments consist primarily of cash. At December 31, 2011, the Company did not have deposits with a financial institution that exceed the FDIC deposit insurance coverage.

Property and Equipment

Equipment is stated at cost. Depreciation is principally provided by use of straight-line methods for financial and tax reporting purposes over the estimated useful lives of the assets, generally 5 years.

Intangible Assets

Definite-lived intangible assets are stated at cost. Patents are amortized over their estimated useful lives, generally 20 years.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash, accounts payable and accrued expenses. The carrying values of cash, accounts payable and accrued expenses approximate fair value because of their short maturities.

Income Taxes

The Company follows FASB ASC 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

Loss Per Share

The Company follows FASB ASC 260, “Earnings per Share”, resulting in the presentation of basic and diluted earnings per share. Because the Company reported a net loss in 2011 and 2010, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Recoverability of Long Lived Assets

The Company follows FASB ASC 360 “Property, Plant, and Equipment”. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the excess of the asset’s carrying amount.

Comprehensive Income

The Company follows FASB ASC 220.10, “Reporting Comprehensive Income.” Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net loss.

Recently Adopted Accounting Pronouncements

As of December 31, 2011 and for the year then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company’s financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

As of December 31, 2011, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company’s financial statements.

Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Equipment

NOTE 2 – EQUIPMENT

Equipment consists of the following:

	December 31, 2011	December 31, 2010

Office equipment	$ 12,816	$ 12,816
Lab equipment	169,028	151,134
Furniture	3,494	3,494
Leasehold improvements	5,368	5,368
	190,706	172,812
Less: Accumulated depreciation	101,955	75,244

	$ 88,751	$ 97,568

Depreciation expense for the years ending December 31, 2011 and 2010 was $26,711 and $30,166.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Intangible Assets

NOTE 3 – INTANGIBLE ASSETS

This represents legal fees and patent fees associated with the registration of patents. The Company has recorded amortization expenses on the Spacer and Chromophore patent applications accepted by the United States Patent and Trademark Office in February 2011 and April 2011 which are amortized over its legal life of 20 years. No amortization expense has been recorded on the remaining patents since the patents have yet to be declared effective. Once issued, the cost of the patents will be amortized over their remaining legal lives, which is generally 20 years.

Patents consists of the following:

	December 31, 2011	December 31, 2010

Patents	$ 439,787	$ 346,009
Less: Accumulated amortization	8,683	-

	$ 431,104	$ 346,009

Amortization expense for the years ending December 31, 2011 and 2010 was $8,683 and $0.

Commitments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments

NOTE 4 – COMMITMENTS

The Company is obligated under an operating lease for laboratory space expiring June 30, 2012. Aggregate minimum future lease payments are as follows:

YEAR ENDING
DECEMBER 31,	AMOUNT

2011	$4,838

Rent expense approximating $9,910 and $9,257 is included in research and development expenses for the years ended December 31, 2011 and 2010.

Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes

NOTE 5 – INCOME TAXES

As discussed in Note 1, the Company utilizes the asset and liability method of accounting for income taxes in accordance with FASB ASC 740. The reconciliation of the statutory federal rate to the Company’s effective Income tax rate is as follows:

	2011		2010

	Amount	%	Amount	%
Income tax benefit at U.S.
federal income tax rate	$ (1,184,000)	(34)	$ (1,262,000)	(34)
State tax, net of federal tax effect	(313,000)	(9)	(334,000)	(9)
Non-deductible share-based compensation	-	-	244,000	7
Change in valuation allowance	1,497,000	43	1,352,000	36

	$ -	-	$ -	-

The components of deferred tax assets as of December 31, 2011, and December 31, 2010 are as follows:

	2011	2010

Deferred tax asset for NOL carryforwards	$ 7,084,000	$ 6,189,000
Share-based compensation	2,390,000	1,788,000
Accrued expenses	17,000	17,000
Valuation allowance	(9,491,000)	(7,994,000)

	$ -	$ -

The valuation allowance for deferred tax assets as of December 31, 2011 and 2010 was $9,491,000 and $7,994,000, respectively. The change in the total valuation for the years ended December 31, 2011 and 2010 was an increase of $1,497,000 and $1,352,000, respectively. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependant upon the generation of future taxable income during the periods in which the net operating losses and temporary differences become deductible. Management considered projected future taxable income and tax planning strategies in making this assessment. The value of the deferred tax assets was offset by a valuation allowance, due to the current uncertainty of the future realization of the deferred tax assets.

As of December 31, 2011, the Company had net operating loss carry forwards of approximately $16,500,000, expiring through the year ending December 31, 2031. This amount can be used to offset future taxable income of the Company.

The timing and manner in which the Company can utilize operating loss carryforwards in any year may be limited by provisions of the Internal Revenue Code regarding changes in ownership of corporations. Such limitation may have an impact on the ultimate realization of its carryforwards and future tax deductions.

On January 1, 2007, the Company adopted FASB ASC 740.10, which provides guidance for the recognition and measurement of certain tax positions in an enterprise’s financial statements. Recognition involves a determination of whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information. The adoption of FASB ASC 740.10 did not require an adjustment to the Company’s financial statements.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of January 1, 2011, the Company had no unrecognized tax benefits and no charge during 2011, and accordingly, the Company did not recognize any interest or penalties during 2011 related to unrecognized tax benefits. We do not have an accrual for uncertain tax positions as of December 31, 2011.

The Company files U.S. income tax returns and a state income tax return. With few exceptions, the U.S. and state income tax returns filed for the tax years ending on December 31, 2007 and thereafter are subject to examination by the relevant taxing authorities.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stockholders' Equity

NOTE 6 – STOCKHOLDERS’ EQUITY

Preferred Stock

Pursuant to our Company’s Articles of Incorporation, our board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine. The rights and preferences of this preferred stock may be superior to the rights and preferences of our common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock. Additionally, preferred stock, if issued, could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of our business or a takeover from a third party.

Common Stock and Warrants

The stockholders’ deficit at January 1, 2004 has been retroactively restated for the equivalent number of shares received in the reverse acquisition at July 14, 2004 (Note 1) after giving effect to the difference in par value with the offset to additional paid-in-capital.

In July 2004, the Company issued 1,600,000 shares of its common stock for professional services valued at $256,000, fair value.

In August 2004, the Company issued 637,500 shares of its common stock for professional services valued at $75,000, fair value.

In December 2004, the Company converted a note payable of $30,000 into 187,500 shares of common stock at a conversion price of $0.16 per share.

In April 2005, the Company issued 4,000,000 shares of its common stock in a private placement for proceeds of $1,000,000.

On May 4, 2005, the Company converted the notes payable of $499,000 into 3,118,750 shares of common stock at a conversion price of $0.16 per share. An unpaid note payable in the amount of $6,500 has been reflected as a subscription receivable. During 2006, the Company deemed this $6,500 outstanding subscription receivable to be uncollectible.

During August 2005, the Company issued 210,000 shares of common stock for professional services rendered valued at $585,500, fair value. Consulting expense of $375,500 was recognized during 2005, and at December 31, 2005, the remaining balance of $210,000 is reflected as a deferred charge on the balance sheet. During 2006, consulting expense of $210,000 was recognized. This agreement ended in May 2006.

In August 2005, in conjunction with a management services contract with a related party, the Company issued 200,000 shares of common stock valued at $584,000. Management expense of $265,455 was recognized during 2005, and at December 31, 2005, the remaining balance of $318,545 is reflected as a deferred charge in a contra-equity account. During 2006, management expense of $318,545 was recognized. This agreement ended in June 2006.

During May 2005, the Company issued Stock Purchase Warrants to purchase 100,000 shares of common stock at an exercise price of $2.10 in exchange for consulting services. The warrants are exercisable until May 2008 and vest as follows: 50,000 shares during the first year of the agreement, 25,000 shares during the second year of the agreement, and 25,000 shares during the third year. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 3.8% and expected life of option of three years. The fair market value of the warrants was $113,250. In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $37,000 in 2005. This warrant was cancelled during 2006.

During September 2005, the Company issued Stock Purchase Warrants to purchase 100,000 shares of common stock at an exercise price of $2.00 in exchange for consulting services. The warrants expire in September 2008 and vest as follows: 50,000 shares during the first year of the agreement, 25,000 shares during the second year of the agreement, and 25,000 shares during the third year of the agreement. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 3.8% and expected life of option of three years. The fair market value of the warrants was $145,100. The Company recognized consulting expense of $27,014, $36,370, $66,500 and $24,200 for the years ended December 31, 2008, 2007, 2006 and 2005 in conjunction with this agreement. These warrants expired in September 2008.

On October 15, 2005, the Company issued Stock Purchase Warrants to purchase 30,000 shares of common stock at an exercise price of $1.40 in exchange for consulting services. The warrants expire in October 2006 and are exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 4.15% and expected life of option of one year. The fair market value of the warrants was $15,900. In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $15,900 during 2005. These warrants expired in October 2006.

In December 2005, in conjunction with a consulting contract, the Company issued Stock Purchase Warrants to purchase 300,000 shares of common stock at an exercise price of $0.25 per share valued at $435,060, fair value. The warrants expire in December 2007 and were exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 4.41% and expected life of option of two years. In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $199,435, and at December 31, 2005, the remaining balance in deferred charges amounted to $235,625. The 300,000 warrants were fully exercised on December 31, 2005 for $75,000. The Company recognized $18,128 and $217,497 in consulting expense in conjunction with this agreement for the years ended December 31, 2007 and 2006, which was cancelled during 2007.

During 2006, the Company issued 850,000 shares of common stock and warrants to purchase 425,000 shares of common stock for proceeds of $425,000 in accordance to a private placement memorandum amended December 18, 2006.  Pursuant to the terms of the amended offering, up to 20 units were offered at the offering price of $50,000 per unit, with each unit comprise of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $0.50 per share. In November 2007, 400,000 shares of common stock and warrants to purchase 200,000 shares of common stock were rescinded.  As of December 31, 2008, warrants to purchase 210,000 shares of common stock were fully exercised for proceeds of $105,000, and warrants to purchase 15,000 shares expired.

During February 2006, the Company issued 300,000 shares of common stock for professional services rendered valued at $270,000, fair value. The Company recognized consulting expense of $16,875 and $118,125 and legal expense of $16,875 and $118,125 during 2007 and 2006. The contracts expired during 2007. The legal services were provided by a related party.

During May 2006, the Company issued 400,000 shares of common stock for professional services rendered valued at $620,000, fair value. The Company recognized consulting expense of $258,333 and $361,667 during 2007 and 2006, and at December 31, 2006. The contracts expired during 2007.

During June 2006, the Company issued 25,000 shares of common stock to a related party for professional services rendered valued at $36,250, fair value. The Company recognized legal expense of $16,615 and $19,635 during 2007 and 2006, and at December 31, 2006. The contracts expired during 2007.

During November 2006, the Company issued 60,000 shares of common stock for professional services valued at $29,400, fair value. The Company recognized investor relations expense of $25,480 and $3,920 during 2007 and 2006. The contract expired during 2007.

In June 2006, in conjunction with an addendum to an existing consulting contract effective December 2005, the Company issued Stock Purchase Warrants to purchase 300,000 shares of common stock at an exercise price of $0.25 per share. The warrants expire in June 2008 and were exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 186%, risk-free interest rate of 4.41% and expected life of option of two years. The fair market value of the warrants was $465,996. During 2007 and 2006, the Company recognized consulting expense of $330,948 and $135,048 in conjunction with this agreement. The contract was cancelled during 2007. The 300,000 warrants were fully exercised on March 12, 2008 for proceeds of $75,000.

During 2006, the Company cancelled a warrant issued during May 2005 to purchase 100,000 shares of the Company’s common stock at an exercise price of $2.10, and issued an option to purchase 500,000 shares of the Company’s common stock at an exercise price of $1 per share and the same option’s expiration and vesting terms were modified during November 2006. This option expired in June 2007. The incremental cost of the modified option was $394,030 and will be expensed over the vesting terms. The Company recognized $17,589 and $406,215 as a consulting expense in 2007 and 2006, which includes $337,290 of the incremental cost of the modified option.

During February 2006, the Company awarded an employee with an option to purchase 200,000 shares of common stock at an exercise price of $1.00 per share under the 2005 Employee Stock Option Plan. These options were valued at $217,628 using the Black-Scholes Option Pricing Formula. The employee compensation expense recognized during 2007 and 2006 is $43,757 and $22,673. In June 2007, the employee was terminated and the vesting ceased. After September 2007, the vested options expired.

During 2006, the Company recognized contributed capital of $35,624 related to the conversion of accrued interest payable.

During 2006, the Company deemed a May 2005 outstanding subscription receivable of $6,500 to be uncollectible.

During 2007, the Company issued 2,482,000 shares of common stock and warrants to purchase 1,241,000 shares of common stock for proceeds of $1,241,000 in accordance to a private placement memorandum amended December 18, 2006. Pursuant to the terms of the amended offering, up to 20 units were offered at the offering price of $50,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $0.50 per share. For the six month ending June 30, 2009, the remaining 600,000 outstanding warrants expired.

During 2007, the Company issued 1,767,540 shares of common stock and warrants to purchase 883,770 shares of common stock for proceeds of $1,060,524 in accordance to a private placement memorandum issued on October 3, 2007. Pursuant to the terms of the offering, up to 20 units were offered at the purchase price of $60,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $1.00 per share. During 2009 and 2008, 416,000 and 82,770 warrants were exercised, respectively. For the year ending December 31, 2009, the remaining 385,000 outstanding warrants expired.

During 2007, as previously described, a shareholder that was issued 400,000 shares of the Company’s common stock and a warrant to purchase 200,000 shares of common stock at $0.50 per share rescinded his shares and warrant.

During February 2007, the Company issued 151,785 shares of common stock for investor relations services valued at $106,250, fair value, which was recorded as a deferred charge and amortized over one year, the term of the services contract. During 2007, the Company recognized $97,396 in investor relations expense. During 2008, the Company recognized $8,854 in investor relations expense. This contract expired in February 2008.

During February 2007, the Company terminated its then CEO. The option to purchase 56,000 shares of common stock that was recorded as deferred charges of $42,730 were not vested and were forfeited. The option to purchase 444,000 shares of common stock that were vested expired during 2007.

During March 2007, the Company issued 1,000,000 shares of common stock to a related party for management consulting services valued at $580,000, fair value. During April 2007, the Company issued 500,000 warrants as an addendum to the original contract for management consulting services valued at $348,000, fair value. This contract was recorded as a contra-equity deferred charges account and is amortized over one year, the term of the contract. Management consulting expense recognized during 2008 and 2007 is $154,667 and $773,333. This contract was renewed in March, 2008. In December 2010, the warrant was partially exercised to purchase 100,000 shares of common stock for proceeds of $25,000. As of December 31, 2011, warrants to purchase 400,000 shares of common stock are still outstanding.

During April 2007, the Company issued 100,000 shares of common stock for legal services to a related party valued at $35,000, fair value, to settle $29,708 of accounts payable and as payment for $5,292 of legal services incurred in April 2007.

During October 2007, the Company issued 150,000 shares of common stock for investor relations services valued at $102,000, fair value to a related party. During 2007 the Company recognized $102,000 in investor relation expense.

During October 2007, the Company issued 150,000 shares of common stock for investor relations services valued at $135,000, fair value. During 2007, the Company recognized $135,000 in investor relations expense.

During November 2007, the Company issued 400,000 shares of common stock under the 2007 Stock Option Plan to the acting Chief Executive Officer for services rendered valued at $288,000, fair value. The Company recognized $288,000 in consulting expense during 2007.

During March 2007, the Company issued a warrant to purchase 100,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrant was valued at $63,065 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $10,885 and $52,180. In April 2010, the warrant was exercised to purchase 100,000 shares of common stock for proceeds of $25,000.

During April 2007, the Company issued warrants to purchase 900,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrants were valued at $604,416 using the Black-Scholes Option Pricing Formula and expensed over the life of the contracts associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $170,451 and $433,966. In July 2008, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $5,000. In April 2010, the warrant was partially exercised to purchase 380,000 shares of common stock for proceeds of $95,000. The remaining warrant to purchase 500,000 shares of common stock is still outstanding as of December 31, 2011.

During May 2007, the Company issued a warrant to purchase 150,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrant was valued at $84,390 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $31,444 and $52,946. In April 2010, the warrant was exercised to purchase 150,000 shares of common stock for proceeds of $37,500.

During October 2007, the Company issued a warrant to purchase 100,000 shares of common stock at a purchase price of $0.25 per share for accounting services rendered. The warrant was valued at $61,449 using the Black-Scholes Option Pricing Formula. The Company recognized $61,449 in accounting expense during 2007. The warrant is still outstanding as of December 31, 2011.

During October 2007, the Company issued a warrant to purchase 67,200 shares of common stock at a purchase price of $0.25 per share for consulting services rendered. The warrant was valued at $52,292 using the Black-Scholes Option Pricing Formula. During 2007, the Company recognized $52,292 in consulting expense. In October 2010, the warrant was exercised to purchase 67,200 shares of common stock for proceeds of $16,800.

During December 2007, the Company issued a warrant to purchase 25,000 shares of common stock at a purchase price of $0.50 per share for accounting services rendered. The warrant was valued at $13,646 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract, which is one year. The Company recognized $12,487 and $1,159 in consulting expense during 2008 and 2007. In June 2010, the warrant was exercised to purchase 25,000 shares of common stock for proceeds of $12,500.

During November 2007, under the 2007 Employee Stock Option Plan, the Company issued options to purchase 1,752,000 shares of common stock at a purchase price of $0.72 per share. The options were valued at $1,045,077 using the Black-Scholes Option Pricing Formula. During 2008, an option to purchase 750,000 shares of common stock, of which 125,000 shares were vested, forfeited. The consulting expense recognized during 2010, 2009, 2008 and 2007 is $174,866, $199,233, $286,803 and $41,653. The options are still outstanding as of December 31, 2011.

In January 2008, under the 2007 Employee Stock Option Plan, the Company issued an option to purchase 100,000 shares of common stock at a purchase price of $0.72 per share. The option was valued at $59,490, fair value, using the Black-Scholes Option Pricing Formula and is being recognized based on vesting terms over a three year period. The expense recognized during 2010, 2009 and 2008 is $14,873, $13,582 and $30,750. For the year ending December 31, 2011 and 2010, the Company recognized $285 and $14,873 of expense. The options are still outstanding as of December 31, 2011.

During 2008, the Company issued 690,001 shares of common stock and warrants to purchase 345,001 shares of common stock for proceeds of $414,000 in accordance to a private placement memorandum issued on October 3, 2007. Pursuant to the terms of the offerings, up to 25 units were offered at the purchase price of $60,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $1.00 per share. During 2009 and 2008, the warrant was partially exercised to purchase 25,834 and 20,000 shares of common stock for proceeds of $25,834 and $20,000. In April 2010, the warrant was partially exercised to purchase 282,500 shares of common stock for proceeds of $282,500. During the six month ending June 30, 2010, the remaining warrants to purchase 16,667 shares of common stock expired.

During March 2008, the Company issued a warrant to purchase 400,000 shares of common stock as an addendum to the original contract for management consulting services provided by a related party, valued at $332,000, fair value using Black-Scholes Option Pricing Formula, vesting immediately. This contract was recorded as a contra-equity deferred charges account and is amortized over one year beginning February 28, 2008, the term of the contract. For the year ending December 31, 2009 and 2008, the Company recognized $55,330 and $276,670 of management consulting expense. In January 2009, the warrant was fully exercised to purchase 400,000 shares of common stock for proceeds of $400.

During March 2008, the Company issued 100,000 shares of common stock for legal services to a related party valued at $75,000, fair value. The Company recognized $75,000 of legal expense for the year ending December 31, 2008.

During April 2008, the Company issued a warrant to purchase 600,000 shares of common stock at a purchase price of $0.73 per share for consulting services rendered. The warrant was valued at $976,193, fair value, using the Black-Scholes Option Pricing Formula, vesting immediately. For the year ended December 31, 2008, the Company recognized $976,193 in consulting expense. The warrant is still outstanding as of December 31, 2011.

In July 2008, the Company issued options to purchase 200,000 shares of common stock at a purchase price of $1.75 per share to members of the board of directors, under the 2007 Employee Stock Option Plan. Using the Black-Scholes Option Pricing Formula, the options were valued at $296,247, fair value, vesting 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. The expense is being recognized based on vesting terms over a three year period. The expense recognized during 2010, 2009 and 2008 is $74,061, $67,840 and $114,519. For the year ending December 31, 2011 and 2010, the Company recognized $39,829 and $74,061 of expense. The options are still outstanding as of December 31, 2011.

In August 2008, under the 2007 Employee Stock Option Plan, the Company issued options to purchase 550,000 and 1,050,000 shares of common stock at a purchase price of $1.42 and $1.75 per share to members of the board of directors and the Chief Executive Officer, vesting 212,500 immediately and the remaining in annual equal installments of 112,500 over the next three years and vesting in quarterly equal installments of 87,500 commencing November 1, 2008, respectively. The options were valued at $2,176,201, fair value, using the Black-Scholes Option Pricing Formula and are being recognized based on vesting terms over a three year period. The expense recognized during 2010, 2009 and 2008 is $643,812, $623,246 and $525,263. For the year ending December 31, 2011 and 2010, the Company recognized $383,881 and $643,812 of expense. The options are still outstanding as of December 31, 2011.

In August 2008, the Company issued 200,000 shares of common stock under the 2007 Stock Option Plan to its new Chief Executive Officer as part of the employment agreement valued at $360,000, fair value. The Company recognized $360,000 in consulting expense for the year ending December 31, 2008.

In 2008, January through August warrant holders exercised warrants to purchase 270,000 shares at $0.50 per share for proceeds of $135,000.

On October 28, 2008, the Company’s board of directors authorized the Company to raise up to $600,000 of capital through an ‘Adjusted Common Stock Offering’ to certain warrant holders. This offering provided eligible warrant holders with the opportunity to purchase four (4) shares of common stock for each dollar invested pursuant to their existing warrant agreement. As of December 31, 2008, warrants to purchase 641,080 shares of common stock were exercised with proceeds of $160,270. For the three month period ending March 31, 2009, warrants to purchase 1,279,336 shares of common stock were exercised with proceeds of $319,834. In January 2009, the term of the 2008 Adjusted Common Stock offering was extended until January 31, 2009.

In November 2008, the Company issued an option to purchase 250,000 shares of common stock under the 2007 Stock Option Plan at a purchase price of $.65 per share to a new member of its board of directors. Using the Black-Scholes Option Pricing Formula, the options were valued at $125,911, fair value, vesting 62,500 immediately and the remaining in annual equal installments of 62,500 over the next three years. The expense is being recognized based on vesting terms over a three year period. The expense recognized during 2010, 2009 and 2008 is $31,478, $61,346 and $6,439. For the year ending December 31, 2011 and 2010, the Company recognized $26,648 and $31,478 of expense. The options are still outstanding as of December 31, 2011.

In January 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.25 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $13,136, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2010 and 2009 is $0 and $13,136. In May 2010, the option was partially exercised to purchase 15,000 shares of common stock for proceeds of $3,750. As of December 31, 2011, options to purchase 10,000 shares of common stock are still outstanding.

During January 2009, the Company issued 100,000 shares of common stock to an officer, under the 2007 Stock Option Plan, for services rendered valued at $58,000, fair value.

During January 2009, the Company issued 100,000 shares of common stock for legal services to a related party valued at $25,000, to settle accounts payable for $10,000 and $15,000 for legal services.

During January 2009, the officers, directors, and employees of the Company were each given the right to purchase from the Company’s 2007 Employee Stock Plan up to 40,000 shares of common stock at a purchase price of $.25 per share, 400,000 shares in the aggregate, all of which were valued at $132,058, fair value using the Black-Scholes Option Pricing Formula. The rights to purchase vested immediately. A total of 180,550 shares were purchased pursuant to the rights to purchase with total proceeds of $35,138 and a common stock receivable of $10,000 which was paid in May, 2009. The rights to purchase the remaining 219,450 shares expired on January 31, 2009.

At December 31, 2008 the Company had accrued officer salaries and payroll taxes of $98,205. On February 19, 2009, two officers, who are also shareholders, agreed to waive their rights to unpaid wages and salary amounting to $52,129. Accordingly in the first quarter 2009, the accrued expense was adjusted from $98,205 to $42,088 with the $52,129 treated as contributed capital and $3,988 reversed from payroll taxes.

In February 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.45 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $9,583, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $9,583. The options are still outstanding as of December 31, 2011.

During June 2009, in accordance to private placement memorandum, the Company issued 2,479,500 shares of common stock for proceeds of $855,000 dated June 10, 2009. Pursuant to the terms of the offering, up to 18 units were offered at the offering price of $50,000 per unit, with each unit comprised of 145,000 shares to purchase at $0.34 per share.

During June 2009, the Company issued a warrant to purchase 464,000 shares of common stock at a purchase price of $0.34 per share for accounting services rendered. The warrant was valued at $391,342 using the Black-Scholes Option Pricing Formula, vesting 46,400 immediately and the remaining on equal monthly installments of 23,200 over the next eighteen months. The warrant expires in 5 years. The expense is being recognized based on service terms of the agreement over a twenty two month period. The expense recognized during 2010 and 2009 is $213,459 and $177,883. In April 2010, the warrant was partially exercised to purchase 10,000 shares of common stock for proceeds of $3,450. As of December 31, 2011, warrants to purchase 454,000 shares of common stock are still outstanding.

In June 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.34 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $21,085, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $21,085. The option is still outstanding as of December 31, 2011.

During June 2009, the Company issued 145,000 shares of common stock for legal services to a related party valued at $50,000, to settle accounts payable for $35,000 and $15,000 for legal services.

During June 2009, the Company issued 116,000 shares of common stock for accounting services valued at $40,000, fair value. The Company recognized $40,000 of accounting expense for the year ending December 31, 2009.

During July 2009, the Company issued 100,000 shares of common stock for investor relation services valued at $75,000, fair value vesting 25,000 shares each quarter commencing July 1, 2009. The investor relation expense recognized during 2010 and 2009 is $37,500 and $37,500. For the year ending December 31, 2011 and 2010, the Company recognized $0 and $37,500 of investor relation expense.

In January 2010, the Company issued a warrant to purchase 650,000 shares of common stock at a purchase price of $1.51 per share to a new member of its board of directors serving as the Company’s full-time non-executive chair of the board of directors. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $1,188,000, fair value, vesting 162,500 immediately and the remaining in annual equal installments of 162,500 over the next three years. The warrant expires in 5 years. During 2011, the warrant to purchase 650,000 shares of common stock, of which 487,500 shares were vested, forfeited. The consulting expense recognized during 2010 is $580,167. For the year ending December 31, 2011 and 2010, the Company recognized $306,765 and $580,167 of expense. The warrant to purchase 487,500 shares of common stock is still outstanding as of December 31, 2011.

In March 2010, the Company issued a warrant to purchase 150,000 shares of common stock for consulting services at an exercise price of $0.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $279,045, fair value, vesting immediately. The warrant expires in 3 years. The consulting expense recognized during 2010 is $214,063. For the year ending December 31, 2011 and 2010, the Company recognized $64,983 and $214,063 of expense. In June and July 2010, the warrant was fully exercised to purchase 150,000 shares of common stock for proceeds of $37,500.

In June 2010, an employee was granted with an option to purchase up to 100,000 shares of common stock at a purchase price of $1.50 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $131,075, fair value. These options expire in 5 years and vest in equal installments of 12,500 over the next two years commencing August 1, 2010. The expense recognized during 2010 is $27,434. For the year ending December 31, 2011 and 2010, the Company recognized $65,447 and $27,434 of expense. The options are still outstanding as of December 31, 2011.

During 2010, the Company issued 1,500,000 shares of common stock and warrants to purchase 375,000 shares of common stock with 156,250 warrants expiring September 2011 and 218,750 warrants expiring December 2011 for proceeds of $1,500,000 in accordance to a private placement memorandum as amended on September 14, 2010. Pursuant to the terms of the offerings, up to 30 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 50,000 shares and a warrant to purchase 12,500 shares of common stock at $1.25 per share. During September 2011, all warrants were extended one year expiring September 2012 and December 2012. The warrants to purchase 375,000 shares of common stock at $1.25 per share are still outstanding as of December 31, 2011.

Effective July 8, 2010, the number of shares of the Company’s common stock available for issuance under the 2007 Employee Stock plan was increased from 3,500,000 to 6,500,000 shares.

During August 2010, the Company issued 4,800 shares of common stock for investor relations services valued at $6,000, fair value. The Company recognized $6,000 of investor relations expense for the year ending December 31, 2010.

In November 2010, the board of directors approved a grant to employees of options to purchase up to 250,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010. Using the Black-Scholes Option Pricing Formula, the options were valued at $283,787, fair value. These options expire in 5 years with 125,000 vesting on December 13, 2010 and 125,000 vesting on June 13, 2011. The expense recognized during 2009 and 2010 is $0 and $156,707. For the year ending December 31, 2011 and 2010, the Company recognized $127,080 and $156,707 of expense. The options are still outstanding as of December 31, 2011.

In November 2010, the board of directors approved a grant to employees of options to purchase up to 35,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010. Using the Black-Scholes Option Pricing Formula, the options were valued at $39,730, fair value. These options expire in 5 years and vest on December 13, 2010. The expense recognized during 2010 is $39,730. The options are still outstanding as of December 31, 2011.

In November 2010, the board of directors approved a grant to three outside directors of options to purchase up to 300,000 shares of common stock at a purchase price of $1.00 per share. These options were granted on December 13, 2010. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $340,545, fair value. These options expire in 5 years and vest 75,000 on December 13, 2010 and the remaining in equal annual installments of 75,000 over the next three years commencing November 4, 2011. The consulting expense recognized during 2010 is $89,565. For the year ending December 31, 2011 and 2010, the Company recognized $85,056 and $89,565 of expense. The options are still outstanding as of December 31, 2011.

In November 2010, 5,000 shares of common stock were issued for investor relation services valued at $4,650, fair value. The Company recognized $4,650 of investor relations expense for the year ending December 31, 2010.

During December 2010, the Company issued 10,000 shares of common stock for investor relations services valued at $12,000, fair value. The Company recognized $12,000 of investor relations expense for the year ending December 31, 2010.

In January 2011, the Company issued a warrant to a related party to purchase 10,000 shares of common stock for legal services at an exercise price of $1.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $10,453, fair value. These warrants expire in 3 years and vest immediately. For the year ending December 31, 2011, the Company recognized $10,453 of expense. The warrants are still outstanding as of December 31, 2011.

In January 2011, the Company issued a warrant to purchase 25,000 shares of common stock for research and development at an exercise price of $1.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $26,132, fair value. These warrants expire in 3 years and vest immediately. For the year ending December 31, 2011, the Company recognized $26,132 of expense. The warrants are still outstanding as of December 31, 2011.

During March 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $14,500, fair value. For the year ending December 31, 2011, the Company recognized $14,500 of investor relations expense.

During April 2011, the Company issued warrants to purchase 150,000 shares of common stock at a purchase price of $1.18 per share for accounting services rendered commencing January 1, 2011. The warrant was valued at $146,425 using the Black-Scholes Option Pricing Formula, vesting 37,500 immediately and the remaining on equal monthly installments of 9,375 over the next twelve months expiring in 5 years. The expense is being recognized based on service terms of the agreement over a sixteen month period. For the year ending December 31, 2011, the Company recognized $109,820 of expense. The warrants are still outstanding as of December 31, 2011.

In May 2011, the board of directors approved a grant to a new outside director of an option to purchase up to 200,000 shares of common stock at a purchase price of $1.12 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $193,686, fair value. The option expires in 5 years and vests 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. For the year ending December 31, 2011, the Company recognized $79,702 of expense. As of December 31, 2011, options to purchase 200,000 shares of common stock are still outstanding.

In May 2011, the Company has signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period. The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor. The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty. Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor. The Company has issued 150,830 shares of common stock to the institutional investor as an initial commitment fee valued at $162,896, fair value and 301,659 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement. On June 23, 2011, the institutional investor purchased 185,185 shares of common stock for proceeds of $200,000. The Company issued 3,017 shares of common stock as additional commitment fee, valued at $3,470, fair value, leaving 298,642 in reserve for additional commitment fees.

During June 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $10,400, fair value. For the year ending December 31, 2011, the Company recognized $10,400 of investor relations expense.

In August 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $123,241, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next three years beginning November 1, 2011. For the year ending December 31, 2011, the Company recognized $17,204 of expense. As of December 31, 2011, options to purchase 150,000 shares of common stock are still outstanding.

During September 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $14,500, fair value. For the year ending December 31, 2011, the Company recognized $14,500 of investor relations expense.

During 2011, the Company issued 2,018 shares of common stock to a director serving as a member of the Company’s Operations Committee valued at $2,163, fair value. For the year ending December 31, 2011, the Company recognized $2,163 of expense.

During 2011, the Company issued 1,000,000 shares of common stock and warrants to purchase 1,000,000 shares of common stock expiring September 2013 for proceeds of $1,000,000 in accordance to a private placement memorandum dated August 26, 2011. Pursuant to the terms of the offerings, up to 4 units were offered at the purchase price of $250,000 per unit, with each unit comprised of 250,000 shares and a warrant to purchase 125,000 shares of common stock at $1.00 per share and a warrant to purchase 125,000 shares of common stock at $1.25 per share. The warrants to purchase 500,000 shares of common stock at $1.00 and the warrants to purchase 500,000 shares of common stock at $1.25 per share are still outstanding as of December 31, 2011.

In November 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $0.63 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $78,764, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next three years beginning February 1, 2012. For the year ending December 31, 2011, the Company recognized $4,384 of expense. As of December 31, 2011, options to purchase 150,000 shares of common stock are still outstanding.

In December 2011, the board of directors approved a grant to the member of its board of directors serving as the Company’s non-executive chair of the board of directors of an option to purchase up to 250,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $205,197, fair value. The option expires in 5 years and vests 62,500 immediately and the remaining in annual equal installments of 62,500 over the next three years. For the year ending December 31, 2011, the Company recognized $53,124 of expense. As of December 31, 2011, options to purchase 250,000 shares of common stock are still outstanding.

In December 2011, the board of directors approved a grant to a senior advisor of a warrant to purchase up to 150,000 shares of common stock at a purchase price of $1.30 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $158,415, fair value. The warrant expires in 5 years and vests 37,500 immediately and the remaining in annual equal monthly installments of 9,375 over the next year. For the year ending December 31, 2011, the Company recognized $1,288 of expense. As of December 31, 2011, warrants to purchase 150,000 shares of common stock are still outstanding.

Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock Based Compensation

NOTE 7 – STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2011 and 2010: no dividend yield in both years, expected volatility, based on the Company’s historical volatility, between 115% and 125% in 2011 and between 123% and 134% in 2010, risk-free interest rate between 0.82% and 2.15% in 2011 and between 1.64% and 2.55% in 2010 and expected option life of three to five years in 2011 and 2010.

As of December 31, 2011, there was $844,322 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through December 2014.

The following tables summarize all stock option and warrant activity of the Company since December 31, 2004:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2004	-	$ -	$ -

Granted	680,000	$0.25 - $2.10	$ 0.99
Exercised	(300,000)	$ 0.25	$ 0.25

Outstanding, December 31, 2005	380,000	$1.40 - $2.10	$ 0.68

Granted	1,425,000	$0.25 - $1.00	$ 0.70
Cancelled	(260,000)	$1.40 - $2.10	$ (0.48)
Expired	(70,000)	$1.40 - $2.00	$ (0.12)

Outstanding, December 31, 2006	1,475,000	$0.25 - $2.00	$ 0.83

Granted	5,768,971	$0.25 - $0.72	$ 0.48
Rescinded	(200,000)	$ 0.50	$ 0.50
Forfeited	(125,019)	$ 1.00	$ 1.00
Expired	(574,981)	$ 1.00	$ 1.00

Outstanding, December 31, 2007	6,343,971	$0.25 - $2.00	$ 0.48

Granted	3,495,001	$0.001 - $1.75	$ 1.16
Expired	(115,000)	$0.50 - $2.00	$ 0.07
Forfeited	(750,000)	$ 0.72	$ 0.72
Exercised	(807,770)	$0.25 - $0.50	$ 0.53

Outstanding, December 31, 2008	8,166,202	$0.001 - $1.75	$ 0.79

Granted	939,000	$0.25 - $0.45	$ 0.30
Expired	(1,204,451)	$0.25 - $1.00	$ 0.61
Forfeited	-
Exercised	(1,488,384)	$0.001 - $1.00	$ 0.20

Outstanding, December 31, 2009	6,412,367	$0.25 - $1.75	$ 0.83

Granted	1,860,000	$0.25 - $1.51	$ 1.20
Expired	(16,667)	$ 1.00	$ 1.00
Forfeited	-	-	-
Exercised	(1,279,700)	$0.25 - $1.00	$ 0.42

Outstanding, December 31, 2010	6,976,000	$0.25 - $1.75	$ 1.00

Granted	2,085,000	$0.63 - $1.30	$ 1.09
Expired	-	-	-
Forfeited	(162,500)	$ 1.51	$ 1.51
Exercised	-	-	-

Outstanding, December 31, 2011	8,898,500	$0.25 - $1.75	$ 1.01

Exercisable, December 31, 2011	7,948,500	$0.25 - $1.75	$ 1.01

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2011	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	7,948,500	2.01	$ 1.01

Related Parties	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Parties	NOTE 8 – RELATED PARTY At December 31, 2011 the Company has accrued salaries to one officer and two beneficial owners of $47,588.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

During January through April 2, 2012, the institutional investor under the Company’s May 2011 agreement purchased 1,989,849 shares of common stock for proceeds of $3,199,998 with $200,000 settling April 2, 2012. The Company issued 48,271 shares of common stock as additional commitment fee, valued at $101,836, fair value, leaving 250,371 in reserve for additional commitment fees.

During January 2012, warrants to purchase 40,000 shares of common stock were exercised with total proceeds of $50,000.

During January 2012, options to purchase 250,000 shares of common stock were exercised with total proceeds of $162,500.

During February 2012, the Company issued 1,406 shares of common stock to a director serving as a member of the Company’s Operations Committee valued at $1,607, fair value.

During February 2012, warrants to purchase 20,000 shares of common stock were exercised with total proceeds of $6,900.